625 Fourth Avenue South

  Minneapolis, MN 55415

May 1, 2008

VIA EDGAR

Securities and Exchange Commission

Branch of Document Control

100 F. Street NE

Washington, DC 20549

ATTN: Document Control—EDGAR

RE:	Thrivent Variable Life Account I

1933 Act File No. 333-103454

1940 Act File No. 811-08289

Dear Sir or Madam:

Registrant certifies that the form of the prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically on April 22, 2008.

Please direct any comments or questions concerning this Certification to me at (612) 844-7215.

Very truly yours,

/s/ James M. Odland

James M. Odland

Vice President and Managing Counsel